INCOME TAXES (Schedule of Income Tax (Expenses)/Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax (expenses)/benefits:
Current	$ (480)	$ (988)	$ (1,088)
Deferred	(5,941)	2,500	1,625
Total	$ (6,421)	$ 1,512	$ 537